Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000018294 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018294 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.50%
C000018294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018294 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000018297 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000018297 [Member] | U S Treasury Notes 4 500 11 15 33 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018297 [Member] | U S Treasury Notes 4 000 02 15 34 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018297 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018297 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018297 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018297 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018297 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018297 [Member] | U S Treasury Notes 4 375 05 15 34 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018297 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018297 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000018297 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[1]
C000018297 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000018297 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000018297 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[1]
C000018297 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000018297 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[1],[2]
C000018297 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
C000018297 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000018297 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000018300 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018300 [Member] | Rentokil Initial PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018300 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018300 [Member] | The Descartes Systems Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018300 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | Broadridge Financial Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018300 [Member] | CSW Industrials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018300 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018300 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%	[3]
C000018300 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[3]
C000018300 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000018300 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000018300 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[3]
C000018300 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000018300 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[3]
C000018300 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000018300 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000018300 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000018300 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000063369 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Abercrombie And Fitch Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[4]
C000063369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[4]
C000063369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[4]
C000063369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[4]
C000063369 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[4]
C000063369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[4]
C000063369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[4]
C000063369 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[4]
C000063369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[4]
C000063369 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[4]
C000063369 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000063372 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%
C000063372 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	60.20%
C000063372 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%
C000063372 [Member] | Index 500 [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000063375 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000063375 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000063375 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000063375 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000063375 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063375 [Member] | Cipla Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063375 [Member] | Eicher Motors Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063375 [Member] | Raia Drogasil S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063375 [Member] | Accton Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063375 [Member] | President Chain Store Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063375 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000063375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000063375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[5]
C000063375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[5]
C000063375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[5]
C000063375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
C000063375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[5]
C000063375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000063375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[5]
C000063375 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[5]
C000063375 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[5]
C000063375 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	7.80%
C000063375 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	14.80%
C000063375 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	5.30%
C000063375 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000063375 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000063375 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.10%
C000063375 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.50%
C000063375 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.40%
C000063375 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000063378 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000063378 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063378 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063378 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063378 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Penn Series Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000063378 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063378 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063378 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063378 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063378 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063378 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063378 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000018287 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018287 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018287 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018287 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000018287 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000018287 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018287 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018287 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018287 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018287 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[6]
C000018287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%	[6]
C000018287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[6]
C000018287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[6]
C000018287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[6]
C000018287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000018287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[6]
C000018287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[6]
C000018287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[6]
C000018287 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[6]
C000018287 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[6]
C000063376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000063376 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000063376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000063376 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000063376 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000063376 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000063376 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000063376 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000063376 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000063376 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[7]
C000063376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%	[7]
C000063376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[7]
C000063376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[7]
C000063376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
C000063376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[7]
C000063376 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[7]
C000063376 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[7]
C000063379 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000063379 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000063379 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063379 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063379 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000063379 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000063379 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063379 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000063379 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063379 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063379 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063379 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063379 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063379 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063368 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000063368 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000063368 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063368 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000063368 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000063368 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063368 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063368 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000063368 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063368 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000063368 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063368 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063368 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063368 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063371 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | ArcBest Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | ADT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063371 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063371 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063371 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063371 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063371 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000063371 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[8]
C000063371 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[8]
C000063371 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[8]
C000063371 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[8]
C000063371 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[8]
C000063371 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[8]
C000063371 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000063371 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[8]
C000063371 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[8]
C000063371 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[8]
C000063371 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[8]
C000018298 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000018298 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000018298 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000018298 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018298 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000018298 [Member] | Alcon Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018298 [Member] | Halma PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018298 [Member] | Experian PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018298 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018298 [Member] | Schneider Electric S E [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018298 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000018298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[9]
C000018298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[9]
C000018298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000018298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[9]
C000018298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[9]
C000018298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[9]
C000018298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[9]
C000018298 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9]
C000018298 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[9]
C000018298 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000018298 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.20%
C000018298 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.90%
C000018298 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000018298 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018298 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000018298 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000018298 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.50%
C000018298 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063367 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063367 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000063367 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063367 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Penn Series Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063367 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000063367 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063367 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000063367 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063367 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063367 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063367 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000018290 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000018290 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000018290 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000018290 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000018290 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018290 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018290 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018290 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018290 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018290 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[10]
C000018290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%	[10]
C000018290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[10]
C000018290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[10]
C000018290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[10]
C000018290 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[10]
C000018290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[10]
C000018290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[10]
C000018290 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[10]
C000018290 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[10]
C000018293 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000018293 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000018293 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018293 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000018293 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000018293 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018293 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000018296 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018296 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018296 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018296 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018296 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018296 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018296 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018296 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018296 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018296 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[11]
C000018296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[11]
C000018296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[11]
C000018296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[11]
C000018296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[11]
C000018296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[11]
C000018296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000018296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[11]
C000018296 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[11]
C000018296 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[11]
C000018286 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[12]
C000018286 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000018286 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000018286 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018286 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000018286 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000018286 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000018289 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018289 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018289 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018289 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018289 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018289 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018289 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018289 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018289 [Member] | The Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[13]
C000018289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[13]
C000018289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[13]
C000018289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[13]
C000018289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[13]
C000018289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[13]
C000018289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[13]
C000018289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[13]
C000018289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[13]
C000018289 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[13]
C000018289 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[13]
C000018292 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000018292 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000018292 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000018292 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000018292 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018292 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018292 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018292 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018292 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018292 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[14]
C000018292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[14]
C000018292 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[14]
C000018292 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%	[14]
C000018292 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[14]
C000018292 [Member] | Storage And Warehousing [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[14]
C000018292 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[14]
C000018292 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[14]
C000018292 [Member] | Single Tenant [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000018292 [Member] | Strip Centers [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[14]
C000018292 [Member] | Office Property [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000018292 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[14]
C000018292 [Member] | Hotels And Resorts [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[14]
C000018295 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000018295 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000018295 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000018295 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000018295 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000018295 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018295 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018295 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018295 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018295 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[15]
C000018295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%	[15]
C000018295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[15]
C000018295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[15]
C000018295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[15]
C000018295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[15]
C000018295 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[15]
C000018295 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[15]
C000063374 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063374 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063374 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063374 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063374 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000063374 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000063374 [Member] | LVMH Moet Hennessy Louis Vuitton S E [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000063374 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000063374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[16]
C000063374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[16]
C000063374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[16]
C000063374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[16]
C000063374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[16]
C000063374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[16]
C000063374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[16]
C000063374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[16]
C000063374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[16]
C000063374 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[16]
C000063374 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[16]
C000063374 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000063374 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.30%
C000063374 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.50%
C000063374 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063374 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.60%
C000063374 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000063374 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.80%
C000063374 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.70%
C000063374 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018285 [Member] | Federal Home Loan Mortgage Corp 5 256 07 03 24 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000018285 [Member] | Federal National Mortgage 5 260 07 10 24 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000018285 [Member] | Federal Farm Credit Banks 5 297 07 11 24 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000018285 [Member] | Federal Home Loan Mortgage Corp 5 259 07 12 24 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018285 [Member] | Federal Home Loan Banks 5 292 07 18 24 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018285 [Member] | Tennessee Valley Authority 5 272 07 24 24 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018285 [Member] | U S Treasury Bills 5 317 07 30 24 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018285 [Member] | Federal Farm Credit Banks 5 299 07 31 24 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018285 [Member] | U S Treasury Bills 5 267 08 13 24 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018285 [Member] | U S Treasury Bills 5 266 08 20 24 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018288 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018288 [Member] | Universal Display Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018288 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018288 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018288 [Member] | HEICO Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018288 [Member] | Floor And Decor Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018288 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018288 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018288 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018288 [Member] | The Trade Desk Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[17]
C000018288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[17]
C000018288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[17]
C000018288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[17]
C000018288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[17]
C000018288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[17]
C000018288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[17]
C000018288 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17]
C000018288 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[17]
C000018291 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018291 [Member] | The Bank of New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018291 [Member] | Conagra Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018291 [Member] | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018291 [Member] | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018291 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018291 [Member] | Koninklijke Ahold Delhaize N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018291 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018291 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018291 [Member] | Quest Diagnostics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[18]
C000018291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[18]
C000018291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[18]
C000018291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[18]
C000018291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[18]
C000018291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[18]
C000018291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[18]
C000018291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[18]
C000018291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[18]
C000018291 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[18]
C000018291 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[18]
C000063377 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000063377 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063377 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063377 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063377 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063377 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063377 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063377 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063377 [Member] | Hasbro Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063377 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[19]
C000063377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[19]
C000063377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[19]
C000063377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[19]
C000063377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[19]
C000063377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[19]
C000063377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[19]
C000063377 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[19]
C000063377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[19]
C000063377 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[19]
C000063377 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[19]
C000063370 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063370 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063370 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063370 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063370 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063370 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063370 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063370 [Member] | Dominos Pizza Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063370 [Member] | Ashland Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063370 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063370 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[20]
C000063370 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%	[20]
C000063370 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[20]
C000063370 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[20]
C000063370 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[20]
C000063370 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[20]
C000063370 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[20]
C000063370 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[20]
C000063370 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[20]
C000063373 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%
C000063373 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063373 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000063373 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000063373 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063373 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000063373 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063373 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000063373 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063373 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000018299 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018299 [Member] | SITE Centers Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018299 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018299 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018299 [Member] | Home BancShares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018299 [Member] | Acadia Realty Trust [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018299 [Member] | ASGN Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018299 [Member] | Commercial Metals Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018299 [Member] | SouthState Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018299 [Member] | MGIC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[21]
C000018299 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[21]
C000018299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[21]
C000018299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[21]
C000018299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[21]
C000018299 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[21]
C000018299 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[21]
C000018299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[21]
C000018299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[21]
C000018299 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[21]
C000018299 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[21]

[1]	Sector allocation is presented as a percentage of total investments before short-term investments.
[2]	Includes non-equity investments.
[3]	Sector allocation is presented as a percentage of total investments before short-term investments.
[4]	Sector allocation is presented as a percentage of total investments before short-term investments.
[5]	Sector allocation is presented as a percentage of total investments before short-term investments.
[6]	Sector allocation is presented as a percentage of total investments before short-term investments.
[7]	Sector allocation is presented as a percentage of total investments before short-term investments.
[8]	Sector allocation is presented as a percentage of total investments before short-term investments.
[9]	Sector allocation is presented as a percentage of total investments before short-term investments.
[10]	Sector allocation is presented as a percentage of total investments before short-term investments.
[11]	Sector allocation is presented as a percentage of total investments before short-term investments.
[12]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
[13]	Sector allocation is presented as a percentage of total investments before short-term investments.
[14]	Sector allocation is presented as a percentage of total investments before short-term investments.
[15]	Sector allocation is presented as a percentage of total investments before short-term investments.
[16]	Sector allocation is presented as a percentage of total investments before short-term investments.
[17]	Sector allocation is presented as a percentage of total investments before short-term investments.
[18]	Sector allocation is presented as a percentage of total investments before short-term investments.
[19]	Sector allocation is presented as a percentage of total investments before short-term investments.
[20]	Sector allocation is presented as a percentage of total investments before short-term investments.
[21]	Sector allocation is presented as a percentage of total investments before short-term investments.